SHARE-BASED COMPENSATION (DETAILS 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2009
Valuation assumptions
Expected volatility rate, maximum	60.30%	65.50%
Expected volatility rate, minimum	58.80%	64.50%
Risk free interest rate, maximum	1.27%	2.43%
Risk free interest rate, minimum	1.17%	1.62%
Dividend yield	0.00%	0.00%
Expected term (in years), maximum	3.5	3.5
Expected term (in years), minimum	3.5	3.2
United States of America, Dollars
Valuation assumptions
Weighted average fair value of the underlying shares on the date of option grants (US$)	$ 0.03	$ 0.27	$ 0.32